Liability in Respect of Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Liability in Respect of Warrants (Tables) [Line Items]
Schedule of Financial Measured at Fair Value on a Recurring Basis	The Company’s financial measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:
	December 31, 2023
	U.S. dollars in thousands
Description	Fair value	Level 1	Level 2		Level 3
Liability in respect of warrants	$1,412	$-	$1,412	(*)	$-
(*)	The fair value of the warrants was determined by the management using the assistance of external appraiser and by using Black-Scholes option pricing model and the following inputs:

Schedule of Financial liabilities	The following table lists the inputs used for calculation of fair value of the underwriters warrants granted for the year ended December 31, 2021:
Expected volatility	90.59%
Exercise price	$7.5
Share price	$3.72
Risk-free interest rate	1.23%
Dividend yield	0
Expected life	5

Schedule of the Movement in Warrant Liability	The following table summarizes the movement in warrant liability during the year ended December 31, 2023:
2023
U.S. dollars in thousands

Balance as at January 1, 2023	$-
Recognition of liability in respect to warrants at the initial date	3,603
Revaluation of liability in respect to warrants	(2,191)
Balance as at December 31, 2023	$1,412

Warrant [Member]
Liability in Respect of Warrants (Tables) [Line Items]
Schedule of Financial liabilities
December 31, 2023
Financial liabilities:
Expected volatility (%)	93.91
Share price (in $)	0.785
Risk-free interest rate (%)	3.90
Expected life (years)	4.47
Dividend yield (%)	-